Related Party Transactions - Additional Information (Detail)							1 Months Ended	3 Months Ended	9 Months Ended
		Sep. 30, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares	Feb. 04, 2021 USD ($) $ / shares shares	Feb. 02, 2021 shares	Dec. 07, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Jun. 22, 2021 $ / shares	Mar. 31, 2021 shares
Related Party Transaction [Line Items]
Debt outstanding | $		$ 42,862,000					$ 45,592,000	$ 42,862,000	$ 42,862,000
Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock issued, Value | $	[1]						$ 25,000
Stock split effected					0.012
Price per share (in dollars per share) | $ / shares		$ 10.00		$ 10.00			$ 10.00	$ 10.00	$ 10.00		$ 9.89
Debt outstanding | $							$ 45,527
Number of consecutive trading days for determining share price							20 days		20 days
Repayment of promissory note – related party | $									$ 136,833
Administrative Services Agreement | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Related party transaction amounts of transaction | $							$ 10,000
Over-Allotment Option [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock shares issued during the period shares				3,600,000
Sponsor [member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock issued, Value | $						$ 25,000
Percentage of company's issued and outstanding shares after the Initial Public Offering Owned					20.00%
Founder shares lock in period							1 year		1 year
Sponsor [member] | Private Placement warrant [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of Warrants held in trust		922,453
Sponsor [member] | Common stock achieving Rupees Twelve Point Five [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Price per share (in dollars per share) | $ / shares		$ 12.50						12.50	$ 12.50
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price		30 days
Sponsor [member] | Common stock achieving Rupees Fifteen [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Price per share (in dollars per share) | $ / shares		$ 15.00						15.00	15.00
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price		30 days
Sponsor [member] | Common stock achieving Rupees Fifteen [Member] | Private Placement warrant [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of Warrants to be released		307,484
Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Price per share (in dollars per share) | $ / shares		$ 17.50						$ 17.50	$ 17.50
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price		30 days
Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member] | Private Placement warrant [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of Warrants to be released		307,484
Sponsor [member] | Promissory Note [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Unsecured promissory note (the "Promissory Note"), Face amount | $						$ 300,000
Repayment of promissory note – related party | $				$ 136,833
Sponsor [member] | Office space secretarial and administrative services [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Related party transaction amounts of transaction | $		$ 10,000
Expense paid to Sponsor | $								$ 30,000	$ 80,000
Sponsor [member] | Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Unsecured promissory note (the "Promissory Note"), Face amount | $		1,000,000	$ 1,000,000					1,000,000	1,000,000
Debt instrument conversion price per share | $ / shares | $ / shares			$ 1.50
Fair value of the conversion feature (3) | $		631,400						631,400	631,400
Notes Payable | $		1,000,000						1,000,000	1,000,000
Debt instrument convertible in to private warrants | $			$ 1,000,000
Underwriters [Member] | Over-Allotment Option [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Founder shares outstanding				0
Working Capital Loans [Member] | Warrants to purchase common stock | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Working Capital Loans, Convertible amount | $		$ 1,500,000					$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument conversion price per share | $ / shares | $ / shares		$ 1.50					$ 1.50	$ 1.50	$ 1.50
Founder Shares [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock split effected					0.012
Founder shares issued					6,900,000
Founder shares outstanding					6,900,000
Founder Shares [Member] | Sponsor [member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Founder shares outstanding					900,000
Class A Common Stock | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Price per share (in dollars per share) | $ / shares		18.00					18.00	18.00	18.00
Class A Common Stock | Share Price Equals Or Exceeds [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Price per share (in dollars per share) | $ / shares		$ 12.00					$ 12.00	$ 12.00	$ 12.00
Class A Common Stock | Over-Allotment Option [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock shares issued during the period shares				3,600,000
Class A Common Stock | Sponsor [member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of consecutive trading days determining lock in period							20 days		20 days
Number of trading days determining lock in period							30 days		30 days
Threshold number of days determining lock in period							120 days		120 days
Common Class B [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Founder shares outstanding		6,900,000					6,900,000	6,900,000	6,900,000	6,900,000		6,900,000
Common Class B [Member] | Sponsor [member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of Shares not to transfer		1,269,600
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Twelve Point Five [Member] | Private Placement warrant [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of shares to be released		423,200
Number of Warrants to be released		307,485
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Fifteen [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of shares to be released		423,200
Common Class B [Member] | Sponsor [member] | Common stock achieving Rupees Seventeen Point Five [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Number of shares to be released		423,200
Common Class B [Member] | Founder Shares [Member] | Thimble Point Acquisition Corp.
Related Party Transaction [Line Items]
Stock shares issued during the period shares						5,750,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).